SCHEDULE I (BALANCE SHEET) (Details) (USD $)	Dec. 31, 2013	Dec. 31, 2012
Current assets:
Amount due from subsidiaries	$ 83,986,853	$ 67,006,828
Total current assets	500,049,660	678,471,236
Property, plant and equipment, net	223,624,186	205,706,724
Total assets	764,652,946	923,085,343
Current liabilities:
Convertible senior notes payable		1,500,000
Total current liabilities	512,496,481	771,698,212
Total liabilities	809,039,391	916,765,366
Equity (deficit):
Ordinary shares (par value $0.0001; 463,247,600 shares authorized, 267,287,253 shares issued and outstanding as of December 31, 2012 and 240,701,253 issued and outstanding as of December 31, 2013)	24,070	26,729
Additional paid-in capital	185,367,042	185,367,042
Treasury shares (at par value of $0.0001)	2,659
Accumulated deficit	(265,196,150)	(214,587,069)
Accumulated other comprehensive income	36,070,581	35,523,388
Total equity	(43,731,798)	6,330,090
TOTAL LIABILITIES AND EQUITY	764,652,946	923,085,343
Parent Company [Member]
Current assets:
Cash	401,680	298,551
Amount due from subsidiaries	79,100,696	81,419,439
Other receivables	221,884	160,086
Restricted cash-collateral account		2,097,340
Convertible senior notes issuance cost		15,934
Total current assets	79,724,260	83,991,350
Investments in subsidiaries	(123,416,770)	(73,268,494)
Property, plant and equipment, net	3,511
Total assets	(43,688,999)	10,722,856
Current liabilities:
Other liabilities	42,799	795,426
Collateral account payable		1,500,000
Convertible senior notes payable		2,097,340
Total current liabilities	42,799	4,392,766
Total liabilities	42,799	4,392,766
Equity (deficit):
Ordinary shares (par value $0.0001; 463,247,600 shares authorized, 267,287,253 shares issued and outstanding as of December 31, 2012 and 240,701,253 issued and outstanding as of December 31, 2013)	24,070	26,729
Additional paid-in capital	185,367,042	185,367,042
Treasury shares (at par value of $0.0001)	2,659
Accumulated deficit	(265,196,150)	(214,587,069)
Accumulated other comprehensive income	36,070,581	35,523,388
Total equity	(43,731,798)	6,330,090
TOTAL LIABILITIES AND EQUITY	$ (43,688,999)	$ 10,722,856